Goodwill, Intangible Assets And Deferred Costs - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 29, 2012
Goodwill Intangible Assets And Deferred Costs [Abstract]
Future amortization expense, 2013	$ 103
Future amortization expense, 2014	95
Future amortization expense, 2015	86
Future amortization expense, 2016	79
Future amortization expense, 2017	$ 68